Condensed Consolidated Statement of Operations (unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Revenue	$ 52,665	$ 83,720
Operating expenses:
Vessel depreciation	12,135	12,460
Write-down on assets held for sale	49,336	0
Total operating expenses	118,160	70,368
Operating (loss) income	(65,495)	13,352
Other income (expense):
Interest income	1,684	11
Income from equity investment	0	47,197
Foreign exchange gain (loss)	1,476	(2,321)
Total other income	2,396	42,935
(Loss) income before taxes	(63,099)	56,287
Income tax expense	4,303	(589)
Net (loss) income after taxes	$ (67,402)	$ 56,876
Weighted-average shares outstanding:
Weighted-average shares outstanding - basic (in shares)	36,606	38,811
Weighted-average shares outstanding - diluted (in shares)	36,606	38,827
(Loss) income per common share:
(Loss) income per common share - basic (in dollars per share)	$ (1.84)	$ 1.47
(Loss) income per common share - diluted (in dollars per share)	$ (1.84)	$ 1.46
Nonrelated Party
Operating expenses:
Vessel operating and project costs	$ 36,526	$ 36,847
General and administrative expenses	18,699	20,505
Other income (expense):
Financial expense, net	(764)	(397)
Related Party
Operating expenses:
Vessel operating and project costs	874	5
General and administrative expenses	590	551
Other income (expense):
Financial expense, net	$ 0	$ (1,555)